Financial Instruments and Risk Management - Activity for Financial Assets (Detail) (Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)
Ending Balance